Discontinued Operations - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2009 EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Litigation settlement amount		€ 2.9
Released loss contingency reserve for discharged employee claims	$ 3.8